SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-Q

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                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                             AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)

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                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 424-8570

                     DATE OF FISCAL YEAR END: June 30, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)

          AMERITOR SECURITY TRUST

 Number                                                                                         Market
of Shares                       Description                                                     Value
------------                -------------------                                          -------------------
                    COMMON STOCKS:                                       82.08%

                    AEROSPACE                                             3.04%
4,215               Orbital Sciences                                                          $      40,801
                                                                                         -------------------

                    APPAREL                                               7.17%
1,615               American Eagle Outfitters                                                        47,723
1,010               Urban Outfitters                                                                 48,450
                                                                                         -------------------
                                                                                                     96,173

                    BANKS                                                13.05%
1,650               Astoria Financial                                                                41,745
1,515               Investors Financial                                                              74,099
2,670               Sovereign Bancorp                                                                59,167
                                                                                         -------------------
                                                                                                    175,011

                    COMPUTERS                                             4.81%
1,550               Apple Computers                                                                  64,588
                                                                                         -------------------

                    ELECTRONICS/COMPONENTS                                6.05%
1,750               Nam Tai Electronics                                                              46,550
760                 International Rectifier Corp                                                     34,580
                                                                                         -------------------
                                                                                                     81,130

                    INDEX                                                12.39%
830                 US Dow Jones Utilities                                                           59,196
450                 Ishares TR S&P Midcap                                                            59,166
575                 Ishares S&P Global                                                               47,834
                                                                                         -------------------
                                                                                                    166,196

                    MEDICAL                                               3.79%
1,455               Community Health Services                                                        50,794
                                                                                         -------------------

                    METAL PROCESSING                                      4.07%
1,610               Commercial Metals Inc                                                            54,563
                                                                                         -------------------

                    MINERALS                                              4.19%
12,500              Northern Dynasty Minerals *                                                      56,250
                                                                                         -------------------

                    OIL REFINING                                          5.74%
1,050               Valero Energy Corp                                                               76,934
                                                                                         -------------------

                    REAL ESTATE MANAGEMENT                                4.36%
1,255               Jones Lang LaSalle                                                               58,546
                                                                                         -------------------

                    TRANSPORT SERVICES                                    9.72%
730                 Federal Express                                                                  68,583
1,405               Tsakos Energy Navigators LTD                                                     61,862
                                                                                         -------------------
                                                                                                    130,445

                    VITAMINS/NUTRITION                                    3.70%
1,050               USANA HEALTH SCIENCE                                                             49,665
                                                                                         -------------------

                    TOTAL INVESTMENTS:
                    (Cost: $1,076,372)**                                 82.08%                   1,101,096
                    Other liabilities, net                               17.92%                     240,322
                                                             -------------------         -------------------
                    NET ASSETS                                          100.00%               $   1,341,418
                                                             ===================         ===================

At March 31, 2005, the tax basis cost of the Fund's investments was $1,076,372 and the unrealized appreciation and depreciation were $36,223 and $(11,499) respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Ameritor Security Trust


By (Signature and Title)          /s/ Jerome Kinney
                                  ----------------------------------------------
                                  Name:  Jerome Kinney
                                  Title: President (Principal Executive Officer)

Date: May 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ Jerome Kinney
                                  ----------------------------------------------
                                  Name:  Jerome Kinney
                                  Title: President (Principal Executive Officer)
Date: May 31, 2005

                                  By: /s/ Jerome Kinney
                                  ----------------------------------------------
                                  Name:  Jerome Kinney
                                  Title: Treasurer
                                  (Principal Financial and Accounting Officer
Date: May 31, 2005